UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

2/28/10
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Bonds – 96.3%
U.S. Bonds – 92.0%
Agency - Other – 12.8%
Financing Corp., 10.7%, 2017	$4,095,000	$5,946,792
Financing Corp., 9.4%, 2018	3,085,000	4,228,937
Financing Corp., 9.8%, 2018	4,350,000	6,112,068
Financing Corp., 10.35%, 2018	6,820,000	9,893,283
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,633,900

		$29,814,980

Asset Backed & Securitized – 3.9%
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	$1,000,000	$951,823
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,085,766
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	1,366,646	1,250,975
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	439,811
CWCapital LLC, 5.223%, 2048	1,000,000	925,159
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	912,693
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	916,095
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.989%, 2051	754,902	761,113
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	750,000	211,952
Prudential Securities Secured Financing Corp., FRN, 7.298%, 2013 (z)	1,819,000	1,636,532

		$9,091,919

Cable TV – 0.5%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,214,935

Chemicals – 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$604,456
Dow Chemical Co., 9.4%, 2039	70,000	92,842

		$697,298

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$672,800

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$30,000	$36,673

Food & Beverages – 1.0%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$750,000	$902,769
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	231,000	263,187
Kraft Foods, Inc., 6.125%, 2018	960,000	1,058,210

		$2,224,166

Local Authorities – 1.0%
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	$665,000	$765,954
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	37,853
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	439,106
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039	1,020,000	1,074,519

		$2,317,432

Major Banks – 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$192,245
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	763,404

		$955,649

Mortgage Backed – 53.0%
Fannie Mae, 4.79%, 2012	$265,692	$280,487
Fannie Mae, 4.542%, 2013	962,130	1,023,535
Fannie Mae, 5%, 2013 - 2049	5,780,127	6,013,499
Fannie Mae, 5.06%, 2013	379,630	401,741
Fannie Mae, 5.37%, 2013	995,705	1,067,873
Fannie Mae, 4.77%, 2014	467,286	502,610
Fannie Mae, 4.841%, 2014	2,695,797	2,897,181

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage Backed – continued
Fannie Mae, 5.1%, 2014	504,207	$547,704
Fannie Mae, 4.7%, 2015	460,021	492,255
Fannie Mae, 4.74%, 2015	373,183	399,811
Fannie Mae, 4.78%, 2015	521,792	559,564
Fannie Mae, 4.815%, 2015	543,000	582,972
Fannie Mae, 4.82%, 2015	924,250	994,048
Fannie Mae, 4.85%, 2015	328,294	353,367
Fannie Mae, 4.86%, 2015	153,151	165,028
Fannie Mae, 4.87%, 2015	347,616	373,797
Fannie Mae, 4.89%, 2015	389,664	420,504
Fannie Mae, 5.466%, 2015	861,506	950,913
Fannie Mae, 5.09%, 2016	500,000	542,450
Fannie Mae, 5.424%, 2016	765,348	845,298
Fannie Mae, 5.845%, 2016	383,377	426,829
Fannie Mae, 6.5%, 2016 - 2037	5,264,302	5,704,567
Fannie Mae, 5.05%, 2017	524,799	568,528
Fannie Mae, 5.3%, 2017	578,617	633,753
Fannie Mae, 5.5%, 2017 - 2037	40,513,244	42,900,446
Fannie Mae, 6%, 2017 - 2037	11,514,577	12,332,881
Fannie Mae, 4.88%, 2020	294,280	313,949
Freddie Mac, 5%, 2016 - 2027	1,731,953	1,795,764
Freddie Mac, 6%, 2021 - 2038	5,438,379	5,832,233
Freddie Mac, 3.75%, 2024	56,341	56,523
Freddie Mac, 4%, 2024	57,544	57,733
Freddie Mac, 4.5%, 2024	1,258,508	1,311,929
Freddie Mac, 5.5%, 2024 - 2036	9,044,747	9,569,203
Freddie Mac, 6.5%, 2037	1,976,193	2,137,464
Freddie Mac, TBA, 5%, 2049	11,500,000	11,906,088
Ginnie Mae, 5.5%, 2033 - 2038	5,821,747	6,200,069
Ginnie Mae, 5.612%, 2058	1,136,114	1,227,355
Ginnie Mae, 6.357%, 2058	1,005,249	1,093,836

		$123,483,787

Municipals – 2.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,075,000	$3,513,649
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	755,000	900,300
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	745,000	903,961

		$5,317,910

Natural Gas - Pipeline – 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$21,000	$24,579
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,136,038

		$1,160,617

Network & Telecom – 0.2%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$566,393

Oil Services – 0.6%
Smith International, Inc., 9.75%, 2019	$1,000,000	$1,355,832

Other Banks & Diversified Financials – 0.5%
Capital One Financial Corp., 8.8%, 2019	$280,000	$336,470
Citigroup, Inc., 8.5%, 2019	94,000	108,472
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	622,500

		$1,067,442

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$1,000,000	$1,080,000

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$784,499

Retailers – 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$917,041

Tobacco – 0.8%
Altria Group, Inc., 9.7%, 2018	$500,000	$628,782
Altria Group, Inc., 9.25%, 2019	250,000	309,664
Lorillard Tobacco Co., 8.125%, 2019	796,000	888,088

		$1,826,534

U.S. Government Agencies and Equivalents – 5.0%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,895,927
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,176,269
Small Business Administration, 8.875%, 2011	42,952	43,660
Small Business Administration, 6.35%, 2021	648,329	703,403
Small Business Administration, 6.34%, 2021	631,196	684,989
Small Business Administration, 6.44%, 2021	609,711	663,167
Small Business Administration, 6.625%, 2021	675,320	737,366
Small Business Administration, 5.52%, 2024	934,029	997,513
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,692,494
U.S. Department of Housing & Urban Development, 6.59%, 2016	1,146,000	1,166,399

		$11,761,187

U.S. Treasury Obligations – 7.7%
U.S. Treasury Bonds, 4.75%, 2017	$3,389,000	$3,760,997
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,087,500
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,160,500
U.S. Treasury Bonds, 4.5%, 2039	2,500,000	2,488,672
U.S. Treasury Notes, 4.125%, 2012 (f)	513,000	552,116
U.S. Treasury Notes, 4%, 2015	1,860,000	2,015,195
U.S. Treasury Notes, 2.625%, 2016	499,000	494,868
U.S. Treasury Notes, 3.75%, 2018	975,000	997,852
U.S. Treasury Notes, 3.125%, 2019	2,500,000	2,421,290

		$17,978,990

Total U.S. Bonds		$214,326,084

Foreign Bonds – 4.3%
Brazil – 1.0%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$100,743
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	501,719
Federative Republic of Brazil, 11%, 2040	183,000	245,678
Federative Republic of Brazil, 5.625%, 2041	323,000	301,198
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	226,000	231,085
Petrobras International Finance Co., 7.875%, 2019	453,000	521,698
Petrobras International Finance Co., 6.875%, 2040	102,000	103,896
Vale Overseas Ltd., 6.875%, 2039	217,000	221,019

		$2,227,036

Canada – 0.8%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,138,823
Talisman Energy, Inc., 7.75%, 2019	650,000	774,417

		$1,913,240

Chile – 0.4%
Colbun S.A., 6%, 2020 (n)	$704,000	$709,004

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – continued
Empresa Nacional del Petroleo, 6.25%, 2019 (n)	$136,000	$140,029

		$849,033

Luxembourg – 0.1%
ArcelorMittal, 6.125%, 2018	$91,000	$94,153
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	200,000	201,285

		$295,438

Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$447,651

Mexico – 0.4%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$162,012
Petroleos Mexicanos, 6%, 2020 (n)	404,000	410,868
Petroleos Mexicanos, 8%, 2019	228,000	264,480

		$837,360

Peru – 0.2%
Republic of Peru, 9.875%, 2015	$191,000	$241,233
Republic of Peru, 7.125%, 2019	103,000	119,480

		$360,713

Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$104,847

Qatar – 0.5%
Qtel International Finance Ltd., 7.875%, 2019	$132,000	$150,260
Qtel International Finance Ltd., 7.875%, 2019 (n)	426,000	484,932
State of Qatar, 4%, 2015 (n)	131,000	132,310
State of Qatar, 5.15%, 2014 (n)	477,000	508,601

		$1,276,103

Russia – 0.4%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$560,409
TNK-BP Finance S.A., 6.25%, 2015 (n)	102,000	103,530
VTB Capital S.A., 6.465%, 2015 (z)	307,000	305,772

		$969,711

South Korea – 0.1%
Korea Development Bank, 4.375%, 2015	$127,000	$128,727

United Kingdom – 0.2%
Diageo Capital PLC, 5.75%, 2017	$520,000	$565,243

Total Foreign Bonds		$9,975,102

Total Bonds		$224,301,186

Money Market Funds (v) – 9.3%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value	21,679,933	$21,679,933

Total Investments		$245,981,119

Other Assets, Less Liabilities – (5.6)%		(13,145,168)

Net Assets – 100.0%		$232,835,951

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,268,400, representing 3.6% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.298%, 2013	12/06/04	$2,019,445	$1,636,532
VTB Capital S.A., 6.465%, 2015	2/25/10	307,000	305,772

Total Restricted Securities			$1,942,304
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$59,555,157	$—	$59,555,157
Non-U.S. Sovereign Debt	—	5,525,924	—	5,525,924
Municipal Bonds	—	5,317,910	—	5,317,910
Corporate Bonds	—	16,877,311		16,877,311
Residential Mortgage-Backed Securities	—	123,483,787	—	123,483,787
Commercial Mortgage-Backed Securities	—	9,091,919	—	9,091,919
Foreign Bonds	—	4,449,178	—	4,449,178
Mutual Funds	21,679,933	—	—	21,679,933

Total Investments	$21,679,933	$224,301,186	$—	$245,981,119

Other Financial Instruments
Futures	$(211,736)	$—	$—	$(211,736)

For further information regarding security characteristics, see the Portfolio of Investments.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/28/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$235,950,317

Gross unrealized appreciation	$12,195,309
Gross unrealized depreciation	(2,164,507)

Net unrealized appreciation (depreciation)	$10,030,802

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/28/10

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	21	2,434,688	Jun-10	$12,231

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	120	14,098,125	Jun-10	$(97,920)
U.S. Treasury Bond 30 yr (Short)	USD	87	10,238,813	Jun-10	(126,047)

					$(223,967)

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,833,578	19,478,609	(9,632,254)	21,679,933

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,300	$21,679,933

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.